Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 415	$ (52)	$ 436
(Income) loss from discontinued operations, net of tax		(1)	(434)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	514	533	591
Share-based compensation	88	52	31
Net (gain) loss on sale of assets	(2)	(20)	10
(Gain) loss on extinguishment of debt	114	161	32
Results relating to equity-accounted investees	(58)	27	77
Changes in operating assets and liabilities:
(Increase) decrease in receivables and other current assets	(35)	2	(32)
(Increase) decrease in inventories	(22)	(61)	(104)
Increase (decrease) in accounts payable and accrued liabilities	(76)	61	(373)
Decrease (increase) in other non-current assets	13	26	51
Exchange differences	(62)	(28)	(128)
Other items	2	22	18
Net cash provided by (used for) operating activities	891	722	175
Cash flows from investing activities:
Purchase of identified intangible assets	(35)	(29)	(10)
Capital expenditures on property, plant and equipment	(215)	(251)	(221)
Proceeds from disposals of property, plant and equipment	6	2	15
Proceeds from disposals of assets held for sale			11
Purchase of interests in businesses	(1)	(2)
Proceeds from sale of interests in businesses	3	26
Proceeds from return of equity investment	4	12
Decrease (increase) in non-current assets and deposits	(2)	(1)	3
Net cash provided by (used for) investing activities	(240)	(243)	(202)
Cash flows from financing activities:
Net (repayments) borrowings of short-term debt	(11)		17
Amounts drawn under the revolving credit facility	530	760	200
Repayments under the revolving credit facility	(610)	(530)	(600)
Repurchase of long-term debt	(2,429)	(1,676)	(1,997)
Principal payments on long-term debt	(18)	(20)	(10)
Net proceeds from the issuance of long-term debt	2,228	958	1,578
Dividends paid to non-controlling interests	(48)	(40)	(67)
Purchase of non-controlling interest shares	(12)
Cash proceeds from exercise of stock options	177	14	10
Purchase of treasury shares	(405)	(40)	(57)
Net cash provided by (used for) financing activities	(598)	(574)	(926)
Net cash provided by (used for) continuing operations	53	(95)	(953)
Cash flows from discontinued operations:
Net cash provided by (used for) operating activities			20
Net cash provided by (used for) investing activities		(45)	791
Net cash provided by (used for) financing activities			(2)
Net cash provided by (used for) discontinued operations		(45)	809
Net cash provided by (used for) continuing and discontinued operations	53	(140)	(144)
Effect of changes in exchange rates on cash positions		14	(21)
Increase (decrease) in cash and cash equivalents	53	(126)	(165)
Cash and cash equivalents at beginning of period	617	743	908
Cash and cash equivalents at end of period	$ 670	$ 617	$ 743